Capital Stock (Details Narrative 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, authorized	100,000,000		100,000,000	100,000,000
Preferred stock Series A, par value			$ 0.001	$ 0.001
Preferred stock Series A,designated			3,500,000	3,500,000
Preferred stock Series A, shares issued			949,477	2,350,196
Preferred stock Series A, shares outstanding			949,477	2,350,196
Shares of series A Preferred Stock converted, Shares			1,493,976
Conversion of Series A shares into shares of common stock			2,480,000
Series A Accrued preferred stock dividend			$ 94,573	$ 185,606
Number of shares issued of Series A Preferred Stock in payment of such dividend			$ 93,257	$ 223,622
Additional shares of common stock issued in terms of payment of such dividend			34,399
Preferred stock Series B, par value			$ 0.001	$ 0.001
Preferred stock Series B, designated			12,000,000	12,000,000
Preferred stock Series B, shares issued			5,694,571	5,725,821
Preferred stock Series B, shares outstanding			5,694,571	5,725,821
Series B Accrued preferred stock dividend			$ 466,966	$ 122,876
Number of shares issued of Series B Preferred Stock in payment of such dividend			2,507
Number of Series B Preferred Stock converted to Common Stock			31,250
Conversion of Series B shares into shares of common stock			50,000
Common stock, par value	$ .001		$ 0.001	$ 0.001
Common stock, Authorized	100,000,000		100,000,000	100,000,000
Common stock, shares issued	30,366,011		29,197,497	25,675,013
Common stock, outstanding	30,366,011		29,197,497	25,675,013
Common Stock issued for services performed pursuant to a consulting agreement				60,000
Fair Value of shares issued for services			$ 45,550
Issuance of common stock in connection with common stock offering		$ 178,160	$ 178,160	$ 1,285,000
issuance of common stock in connection with common stock offering, par value				$ 0.50